            Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
                           1221 Avenue of the Americas
                               New York, NY 10020

April 20, 2007

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C. 20549
Attention: Larry L. Greene, Division of Investment Management
           Mail Stop 0505

RE:  MORGAN STANLEY EMERGING MARKETS DOMESTIC DEBT FUND, INC.
     (FILE NOS. 333-140328; 811-22011)

Dear Mr. Greene:

     On behalf of Morgan Stanley Emerging Markets Domestic Debt Fund, Inc. (the
"Fund"), we transmit for filing under the Securities Act of 1933 and the
Investment Company Act of 1940, Amendment No. 2 to the registration statement on
Form N-2 relating to the Fund's initial issuance of shares of common stock, par value $0.01 per share filed on January 30, 2007 (the "Registration Statement").

     The Fund is a newly organized, closed-end management investment company and the Registration Statement is being filed for the purpose of registering shares of common stock of the Fund and respond to certain SEC comments. The registration fee for purposes of the filing has been wired through the FEDWIRE system to the Securities and Exchange Commission's account at Mellon Bank. The
Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund. In addition, please note that we have filed correspondence under separate cover.

     If you have any questions concerning the foregoing, please feel free to contact me at (212) 762-5481.

Best Regards,

/s/ Debra Rubano
-------------------------------------
Debra Rubano